Income Taxes (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Schedule of reconciliation between the statutory tax rate to income before income taxes [Abstract]
Income (loss) from operations before income taxes	¥ (55,674)	$ (8,623)	¥ (35,945)	¥ 61,419
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate	¥ (13,919)	$ (2,156)	¥ (8,986)	¥ 15,355
Preferential tax treatments	403	62	4,633	(6,606)
Super deduction of qualified R&D expenditures	(360)	(56)	447	(857)
Expenses not deductible for tax purposes	998	155	391	388
Uncertain tax provision	2,800	434		600
Tax expenses not deductible for book purposes			(727)
Others	240	37	(312)	(413)
Valuation allowances	230	36	2,160	929
Income tax expense (benefit)	¥ (9,608)	$ (1,488)	¥ (2,394)	¥ 9,396